Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Summary of Trade Payables and Other Current Liabilities

Trade payables and other current liabilities are detailed as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Trade payables	231,020	277,815
Payables to social security institutions	8,512	8,341
Payables to personnel	33,831	35,716
VAT payables	485	3,057
Other tax payables	6,147	7,272
Deferred income and prepayments	11,502	13,604
Allowance for future expected customer returns	5,889	6,898
Other	424	1,349
Total trade payables and other current liabilities	297,810	354,052

Summary of Financial Liabilities That Are Part of Supplier Finance Arrangements

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Carrying amount of trade payables that are part of a supplier finance arrangement	18,029	20,514
Of which suppliers have received payment	12,770	17,321